Income taxes - Schedule of Major Components of Tax Expense (Income) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax [Abstract]
Current year	$ 70	$ 52	$ 27
Changes in estimates related to prior years	1
Total current tax expense (income)	71	52	27
Origination and reversal of temporary differences	4	(2)	(9)
Recognition of previously unrecognized tax losses	(12)	(31)	(12)
Total deferred tax expense (income)	(8)	(33)	(21)
Income tax expense	$ 63	$ 19	$ 6